Fair-Value Measurements (Tables)	3 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Placement Of Assets And Liabilities Within The Fair Value Hierarchy Levels
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2015 and December 31, 2014.

	Fair Value at			Fair Value at
	March 31, 2015			December 31, 2014
Recurring Fair Value Measures	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Commodity derivatives:
Assets	$900	$—	$—	$16,383	$—	$—
Liabilities	$(2,864)	$—	$—	$(2,310)	$—	$—